COST OF REVENUES	12 Months Ended
Dec. 31, 2024
Disclosure Of Cost Of Revenues [Abstract]
COST OF REVENUES
NOTE 18 - COST OF REVENUES

	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Cost of integrated POS devices sales	64,106	68,433	62,872
Cost of recurring revenue:
Cost of services	20,088	13,419	9,394
Cost of processing	88,285	65,346	41,210
	172,479	147,198	113,476

As of the periods ended December 31, 2024, 2023 and 2022, cost of revenue includes employee related costs and share based compensation in the amount of $9,890, $7,385 and $6,352 thousand, respectively.